25. Insurance (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
SummaryOfInsuranceLineItems [Line Items]
Coverage	R$ 3,140,279
Specified risks - fire
SummaryOfInsuranceLineItems [Line Items]
Coverage	2,007,219
Engineering risk
SummaryOfInsuranceLineItems [Line Items]
Coverage	1,043,368
Guarantee insurance for escrow deposit
SummaryOfInsuranceLineItems [Line Items]
Coverage	500
Traditional guarantee insurance
SummaryOfInsuranceLineItems [Line Items]
Coverage	100
Civil liability- DO (Directors and Officers)
SummaryOfInsuranceLineItems [Line Items]
Coverage	100
Civil liability- works
SummaryOfInsuranceLineItems [Line Items]
Coverage	85,530
Domestic and international transportation
SummaryOfInsuranceLineItems [Line Items]
Coverage	448
Civil liability - operations
SummaryOfInsuranceLineItems [Line Items]
Coverage	3,000
Other
SummaryOfInsuranceLineItems [Line Items]
Coverage	R$ 14